OPERATING EXPENSES	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Operating Expenses
OPERATING EXPENSES

NOTE 16 – OPERATING EXPENSES

General and administrative expenses consist of the following:

	Three months ended June 30,		Nine months ended June 30,
	2024	2023	2024	2023
Professional fees	$14,874,793	$5,250,063	$45,558,985	$51,884,123
Advertising and promotions	2,552,524	985,763	16,188,946	4,746,032
Settlements and penalties	6,116,450	2,327,286	14,777,522	8,592,635
Depreciation	2,235,199	1,680,595	13,318,147	7,050,864
Amortization	873,476	913,061	3,503,631	4,433,035
Compensation to employees	5,242,229	15,133,141	14,462,043	52,147,116
Utilities and office expense	1,076,999	996,997	4,139,924	2,064,100
Employee benefits	10,331,649	1,140,917	12,713,521	2,759,607
Listing and regulatory fees	1,047,596	1,415,003	3,175,362	4,150,348
Repairs and maintenance	405,975	302,623	1,774,935	684,920
Lease	382,290	273,234	1,354,916	1,948,288
Executive expenses and directors’ fees	281,984	73,759	893,895	363,825
Other	2,056,213	1,285,370	6,753,294	3,361,268
Total	$47,477,377	$31,777,812	$138,615,121	$144,186,161

The main portion of the Professional fees relate to stock-based compensation, see Note 11 - Share Based Compensation for additional information.

Research and Development

Research and development expenses for the nine months ended June 30, 2024 and 2023 were $54,486,237 and $51,188,991, respectively. Research and development expenses for the three months ended June 30, 2024 and June 30, 2023 were $14,292,744 and $22,088,011, respectively. Costs are expensed as incurred. Research and development expenses are primarily comprised of external fees and internal costs for engineering, homologation, prototyping, and other expenses related to preparation for the production of electric vehicles such as Mullen Five EV, Mullen One EV cargo van, etc.

NOTE 16 – OPERATING EXPENSES

General and Administrative Expenses consist of the following:

	Year ended September 30,
	2023	2022
Professional fees	$36,374,957	$46,224,690
Compensation to employees	94,140,300	13,714,669
Depreciation	9,786,011	966,940
Amortization	6,602,288	888,774
Lease	1,429,110	2,145,648
Settlements and penalties	36,196,538	1,134,707
Employee benefits	4,014,915	2,107,793
Utilities and office expense	4,620,425	511,899
Advertising and promotions	8,443,311	4,407,764
Taxes and licenses	442,279	(284,854)
Repairs and maintenance	1,128,266	392,679
Executive expenses and directors’ fees	699,133	482,455
Listing and regulatory fees	6,042,474	1,546,810
Outside labor	-	352,201
Other	5,926,125	746,081
Total	$215,846,132	$75,338,256

The main portions of the Professional fees and Compensation to employees relate to stock-based compensation issued to non-employees and employees, respectively, see Note 11 - Share Based Compensation for additional information.

Research and Development

Research and Development expenses as of September 30, 2023 and 2022, were $77,387,336 and $21,650,840, respectively. Costs are expensed as incurred. Research and development expenses are primarily comprised of external fees and internal costs for engineering, homologation, prototyping costs and other expenses related to preparation to mass-production of electric vehicles such as Mullen Five EV, which has been eliminated, Mullen One EV cargo van, etc.